CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Shareholders' equity Cumulative Effect, Period of Adoption, Adjustment	Shareholders' equity Cumulative Effect, Period of Adoption, Adjusted Balance	Shareholders' equity	Ordinary shares Common Class A Cumulative Effect, Period of Adoption, Adjusted Balance	Ordinary shares Common Class A	Ordinary shares Common Class B Cumulative Effect, Period of Adoption, Adjusted Balance	Ordinary shares Common Class B	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Deferred Stock Compensation	Deferred Statutory Reserve Cumulative Effect, Period of Adoption, Adjusted Balance	Deferred Statutory Reserve	Deficit Cumulative Effect, Period of Adoption, Adjustment	Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Deficit	Accumulated Other Comprehensive Loss Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Common Class A	Common Class B	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total
Balance at beginning (in shares) at Sep. 30, 2022					13,000,000		2,000,000
Balance at beginning at Sep. 30, 2022			$ 2,411,029		$ 3,250		$ 500		$ 2,922,182			$ 35,448			$ (327,038)		$ (223,313)						$ 2,411,029
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net proceeds from IPO			1,900,000		$ 190				1,899,810														1,900,000
Net proceeds from IPO (in shares)					760,000
Net income (loss)			162,229												162,229								162,229
Foreign currency translation adjustment			(29,439)														(29,439)						(29,439)
Balance at end (in shares) at Sep. 30, 2023				13,760,000	13,760,000	2,000,000	2,000,000
Balance at end at Sep. 30, 2023	$ (61,443)	$ 4,382,376	4,443,819	$ 3,440	$ 3,440	$ 500	$ 500	$ 4,821,992	4,821,992		$ 35,448	35,448	$ (61,443)	$ (226,252)	(164,809)	$ (252,752)	(252,752)				$ (61,443)	$ 4,382,376	4,443,819
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net income (loss)			(1,477,813)												(1,477,813)			$ 88,089					(1,389,724)
Foreign currency translation adjustment			66,618														66,618						66,618
Capital contribution from non-controlling shareholder																		2,985					2,985
Balance at end (in shares) at Sep. 30, 2024					13,760,000		2,000,000												13,760,000	2,000,000
Balance at end at Sep. 30, 2024			2,971,181		$ 3,440		$ 500		4,821,992			35,448			(1,704,065)		(186,134)	91,074					3,062,255
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net proceeds from IPO			8,464,350		$ 518		$ 0		8,463,832	$ 0		0			0		0	0					8,464,350
Net proceeds from IPO (in shares)					2,070,000		0
Non-controlling interest from acquisition																		147,907					147,907
Shares issued for convertible promissory note			33,809		$ 267				33,542														33,809
Shares issued for convertible promissory note (in shares)					1,069,500
Shares issued for compensation			3,063,600		$ 397				8,641,506	(5,578,303)													3,063,600
Shares issued for compensation (in shares)					1,587,530
Amortization of deferred stock compensation			2,091,864							2,091,864													2,091,864
Net income (loss)			(10,824,582)												(10,824,582)			(41,814)					(10,866,396)
Foreign currency translation adjustment			(18,522)														(18,522)	(1)					$ (18,522)
Balance at end (in shares) at Sep. 30, 2025					18,487,030		2,000,000												18,487,030	2,000,000			10,000
Balance at end at Sep. 30, 2025			$ 5,781,700		$ 4,622		$ 500		$ 21,960,872	$ (3,486,439)		$ 35,448			$ (12,528,647)		$ (204,656)	$ 197,166					$ 5,978,866